Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2022
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
External customers with 10% or more of the Group’s revenues are:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Customer
A	22,655	*	*	*
B	92,331	*	*	*
C	24,071	7,080	*	*
D	*	19,646	*	*
E	*	*	9,217	1,336
F	*	*	5,611	814
G	*	*	4,630	671

Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues	Suppliers accounting for 10% or more of total purchases of materials were:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Supplier
A	7,807	3,056	443
B	8,405	*	*
C	7,596	*	*